STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued	2,590,809			2,222,449	644,967	541,249
Common stock, shares outstanding	2,590,809			2,222,449	644,967	541,249
Preferred stock, shares issued	1			1	1	1
Preferred stock, shares outstanding	1			1	1	1
Common stock, shares authorized	190,000,000			190,000,000	190,000,000	190,000,000
Preferred stock, shaes authorized	10,000,000			10,000,000	10,000,000	10,000,000
Proceeds from issuance of common stock	$ 1,411,901	$ 444,500		$ 1,595,750	$ 291,600	$ 489,875
Contractual compensation shares granted				25,111	28,000
Option issued				$ 41,938	$ 115,038	$ 104,140
Illiquidity discount				75.00%	75.00%
Expected dividend yield				0.00%	0.00%	0.00%
Expected volatility rate				241.00%	268.00%	295.00%
Expected volatility rate				312.00%	364.00%	372.00%
Risk-free interest rate				3.88%	3.42%	1.51%
Risk-free interest rate				4.64%	4.73%	4.05%
Issuance of warrants	$ 0			$ 0	$ 0	$ 0
Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares outstanding					2,122,175
Common stock, shares authorized					49,999,000
Proceeds from issuance of common stock			$ 4,950			525,000
Option issued					197,805
Issuance of warrants					$ 0	$ 0
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	93,977			52,678
Number of restricted share options granted time vest	4,924			34,431
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage	25.00%			25.00%
Number of restricted stock Issued during period, value	$ 1,283,113			$ 460,247
Performance Shares [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of restricted share options granted time vest	20,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant				$ 11.1	$ 9.75	$ 12.00
Strike price				$ 0.15	$ 0.15	$ 0.15
Expected term				5 years	5 years	5 years
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price on date of grant				$ 15.00	$ 31.50	$ 18.00
Strike price				$ 15.00	$ 15.00	$ 15.00
Expected term				10 years	10 years	10 years
Officers and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual compensation shares granted				14,000	28,000	28,000
Officers and Directors [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Contractual compensation shares granted					180,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights	the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power			the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Series A Preferred Stock [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Voting Rights					the holders of Preferred A Stock being entitled to 51% of the total votes on all such matters regardless of the actual number of shares of Preferred A Stock then outstanding, and the holders of common stock are entitled to their proportional share of the remaining 49% of the total votes based on their respective voting power.
Issued and Authorized [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					40,000,000
Preferred stock, shaes authorized					6,148,212
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares new issues	189,356	47,889		200,611	55,145	123,575
Proceeds from issuance of common stock					$ 612,300	$ 489,875
Number of shares issued	368,360			1,577,482
Common Stock [Member] | Apollo Resources Corporation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares new issues					525,750	150,175
Proceeds from issuance of common stock					$ 3,154,500